Cash flow information (Tables)	12 Months Ended
Jun. 30, 2023
Statement of cash flows [abstract]
Summary of Cash Flow Information

(in U.S. dollars, in thousands)	As of June 30,
(a) Reconciliation of cash and cash equivalents	2023	2022	2021
Cash at bank	70,920	60,034	136,430
Deposits at call	398	413	451
	71,318	60,447	136,881

(in U.S. dollars, in thousands)	As of June 30,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2023	2022	2021
Loss for the period	(81,889)	(91,347)	(98,811)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	4,107	4,380	4,264
Foreign exchange losses/(gains)	62	536	(1,499)
Finance costs	20,122	17,288	10,711
Remeasurement of contingent consideration	(8,771)	(913)	(18,687)
Remeasurement of warrant liabilities	2,205	(5,896)	—
Equity settled share-based payment	3,655	5,536	12,510
Deferred tax benefit	(212)	(235)	(819)
Gain on derecognition of right-of-use assets	(76)	—	—
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(118)	140	(1,739)
Decrease/(increase) in prepayments	1,650	1,555	(213)
Increase/(decrease) in trade creditors and accruals	(398)	4,777	(5,061)
Decrease/(increase) in tax incentive recoverable	(2,388)	—	—
Increase/(decrease) in provisions	(1,218)	(1,603)	(1,405)
Net cash outflows used in operations	(63,269)	(65,782)	(100,749)